Fair value measurement (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 23, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits			¥ 257,508	¥ 162,688
Time deposits		$ 20,698	144,093	162,688
Short-term investments			452,936	136,304
Total assets			710,444	298,992
Short-term loan			16,578	69,045
Total liability			16,578	69,045
Level 2
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits			257,508	162,688
Short-term investments			452,936	136,304
Total assets			710,444	298,992
Short-term loan			16,578	69,045
Total liability			¥ 16,578	¥ 69,045
Subsidiaries | Hong Kong
Financial instruments, measured at fair value by level within the fair value hierarchy
Term of loan facility	24 months
Maximum borrowing capacity | $	$ 13,000
Interest rate spread (as a percent)		6.37%
Subsidiaries in Hong Kong | Hong Kong
Financial instruments, measured at fair value by level within the fair value hierarchy
Term of loan facility	24 months
Maximum borrowing capacity | $	$ 13,000
3-month LIBOR | Subsidiaries | Hong Kong
Financial instruments, measured at fair value by level within the fair value hierarchy
Interest rate spread (as a percent)	4.36%
3-month LIBOR | Subsidiaries in Hong Kong | Hong Kong
Financial instruments, measured at fair value by level within the fair value hierarchy
Interest rate spread (as a percent)	4.36%